Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
July 31, 2024

Dates Covered
Collections Period	07/01/24 - 07/31/24
Interest Accrual Period	07/15/24 - 08/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/24	184,738,536.43	17,920
Yield Supplement Overcollateralization Amount 06/30/24	3,513,254.26	0
Receivables Balance 06/30/24	188,251,790.69	17,920
Principal Payments	11,844,663.87	480
Defaulted Receivables	159,618.62	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/24	3,140,547.53	0
Pool Balance at 07/31/24	173,106,960.67	17,432

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.23%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	3,903,134.95	267
Past Due 61-90 days	1,336,250.01	86
Past Due 91-120 days	242,518.13	17
Past Due 121+ days	0.00	0
Total	5,481,903.09	370

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.11%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Delinquency Trigger Occurred	NO

Recoveries	85,808.60
Aggregate Net Losses/(Gains) - July 2024	73,810.02
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.47%
Prior Net Losses/(Gains) Ratio	-0.29%
Second Prior Net Losses/(Gains) Ratio	0.13%
Third Prior Net Losses/(Gains) Ratio	-0.12%
Four Month Average	0.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.35%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.72%
Weighted Average Contract Rate, Yield Adjusted	5.77%
Weighted Average Remaining Term	23.37

Flow of Funds	$ Amount
Collections	12,522,441.52
Investment Earnings on Cash Accounts	26,182.28
Servicing Fee	(156,876.49)
Transfer to Collection Account	0.00
Available Funds	12,391,747.31

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	47,423.98
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	6,126,943.60
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	682,879.24

Total Distributions of Available Funds	12,391,747.31

Servicing Fee	156,876.49
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 07/15/24	179,233,904.27
Principal Paid	11,631,575.76
Note Balance @ 08/15/24	167,602,328.51

Class A-1
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-2
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-3
Note Balance @ 07/15/24	29,663,904.27
Principal Paid	11,631,575.76
Note Balance @ 08/15/24	18,032,328.51
Note Factor @ 08/15/24	4.6165716%

Class A-4
Note Balance @ 07/15/24	100,020,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	100,020,000.00
Note Factor @ 08/15/24	100.0000000%

Class B
Note Balance @ 07/15/24	33,030,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	33,030,000.00
Note Factor @ 08/15/24	100.0000000%

Class C
Note Balance @ 07/15/24	16,520,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	16,520,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	77,292.31
Total Principal Paid	11,631,575.76
Total Paid	11,708,868.07

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	7,415.98
Principal Paid	11,631,575.76
Total Paid to A-3 Holders	11,638,991.74

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0703828
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.5917807
Total Distribution Amount	10.6621635

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0189861
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.7787398
Total A-3 Distribution Amount	29.7977259

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	526.75
Noteholders' Principal Distributable Amount	473.25

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/24	5,504,632.16
Investment Earnings	24,500.52
Investment Earnings Paid	(24,500.52)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,228,610.45	$1,320,142.70	$1,155,253.74
Number of Extensions	92	90	78
Ratio of extensions to Beginning of Period Receivables Balance	0.65%	0.66%	0.55%